Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.4%
Australia - 10.2%
BHP Group Ltd. - ADR (a)	234,820	$14,711,473
BlueScope Steel Ltd.	220,850	3,239,853
Fortescue Metals Group Ltd.	698,557	10,172,705
Pilbara Minerals Ltd.	1,163,614	3,782,941
Qantas Airways Ltd. (b)	1,484,239	6,510,170
Santos Ltd.	1,348,218	7,208,560
Sonic Healthcare Ltd.	106,838	2,522,472
South32 Ltd.	1,535,411	4,001,582
Whitehaven Coal Ltd.	1,826,855	8,491,521
Woodside Energy Group Ltd. - ADR (a)	591,792	15,268,233
		75,909,510
Austria - 1.5%
OMV AG	253,966	11,448,715
Canada - 9.8%
Canadian Natural Resources Ltd.	240,180	14,602,944
Cenovus Energy, Inc.	598,673	11,386,760
Imperial Oil Ltd.	229,298	12,363,748
Nutrien Ltd.	206,646	14,235,843
Suncor Energy, Inc.	458,576	14,348,843
Tourmaline Oil Corp.	119,754	6,206,339
		73,144,477
China - 1.0%
Lenovo Group Ltd.	6,302,817	7,225,017
Denmark - 3.3%
AP Moller - Maersk A/S - Class B	7,653	15,735,319
DSV A/S	43,147	8,639,077
		24,374,396
France - 7.1%
Carrefour SA	335,942	6,718,840
Cie de Saint-Gobain	161,901	10,944,116
Eiffage SA	45,257	4,708,320
Publicis Groupe SA	71,999	5,812,168
Rexel SA	81,718	1,969,498
Teleperformance	15,491	2,244,023
Thales SA	43,163	6,451,908
TotalEnergies SE - ADR	228,601	13,910,371
		52,759,244
Germany - 5.3%
Bayerische Motoren Werke AG	117,558	14,329,280
Brenntag SE	31,984	2,478,540
Deutsche Lufthansa AG (b)	508,412	5,130,517
DHL Group	290,969	14,946,753
ThyssenKrupp AG	127,667	1,014,879
Wacker Chemie AG	10,217	1,587,876
		39,487,845
Italy - 2.0%
Eni SpA - ADR (a)	479,926	14,709,732
Japan - 15.5%
Honda Motor Co. Ltd. - ADR (a)	465,185	14,848,705
Inpex Corp.	931,508	11,998,653
Kawasaki Heavy Industries Ltd.	79,290	2,018,686
Kawasaki Kisen Kaisha Ltd.	170,619	5,135,420
KDDI Corp.	424,100	12,481,684
Mazda Motor Corp.	273,694	2,703,946
Mitsubishi Corp.	323,633	16,526,860
Mitsubishi Motors Corp.	197,842	794,900
Mitsui & Co. Ltd.	413,056	16,087,888
Nippon Yusen KK	307,530	7,453,439
Niterra Co Ltd.	45,625	962,755
Nitto Denko Corp.	26,909	1,910,385
Ono Pharmaceutical Co. Ltd.	128,769	2,354,708
Renesas Electronics Corp. (b)	369,239	7,151,710
SCREEN Holdings Co. Ltd.	9,149	986,509
Secom Co. Ltd.	31,550	2,114,126
Shinko Electric Industries Co. Ltd.	20,550	828,558
Sojitz Corp.	103,430	2,453,704
Subaru Corp.	254,554	4,806,940
Taisei Corp.	44,068	1,668,367
		115,287,943
Jersey - 2.0%
Glencore PLC	2,470,854	15,016,143
Luxembourg - 2.5%
ArcelorMittal	466,638	13,493,765
Tenaris SA - ADR	159,195	5,331,441
		18,825,206
Netherlands - 6.0%
Koninklijke Ahold Delhaize NV	279,736	9,653,122
Randstad Holding NV	49,412	2,894,636
Shell PLC - ADR	234,366	14,443,976
Stellantis NV	851,975	17,464,785
		44,456,519
Norway - 4.7%
Aker BP ASA	378,238	10,572,698
Equinor ASA - ADR (a)	505,968	15,523,098
Norsk Hydro ASA	832,962	5,457,169
Yara International ASA	93,847	3,837,198
		35,390,163
Poland - 2.1%
ORLEN SA	875,866	15,631,835
Portugal - 0.8%
Galp Energia SGPS SA	430,372	5,725,675
Republic of Korea - 5.8%
Doosan Bobcat, Inc.	40,220	1,845,895
Hanwha Aerospace Co. Ltd.	18,970	1,818,644
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	22,960	2,220,977
HMM Co. Ltd.	1,004,786	13,787,084
Kia Corp.	205,058	13,304,277
Korea Aerospace Industries Ltd.	33,190	1,281,095
Krafton, Inc. (b)	7,700	1,037,822
LG H&H Co. Ltd.	2,690	903,244
Posco International Corp.	93,970	6,642,370
		42,841,408
Singapore - 2.1%
Genting Singapore Ltd.	1,427,928	1,009,402
Singapore Airlines Ltd.	2,622,692	14,851,567
		15,860,969
Spain - 4.0%
ACS Actividades de Construccion y Servicios SA	116,591	4,075,237
Repsol SA	778,311	11,895,022
Telefonica SA	3,188,123	13,590,273
		29,560,532
Sweden - 2.0%
Boliden AB	44,805	1,319,922
H & M Hennes & Mauritz AB - Class B	331,640	5,570,181
Saab AB - Class B	22,938	1,208,961
SSAB AB - Class B	426,500	2,606,875
Telefonaktiebolaget LM Ericsson - ADR (a)	813,359	4,107,463
		14,813,402
Switzerland - 1.3%
Kuehne + Nagel International AG	30,011	9,374,458
United Kingdom - 10.5%
Barratt Developments PLC	282,347	1,654,854
BP PLC - ADR	384,357	14,336,516
British American Tobacco PLC - ADR	420,101	14,149,002
Centrica PLC	1,698,134	3,008,527
JD Sports Fashion PLC	1,082,429	2,190,668
J Sainsbury PLC	839,294	2,987,900
Mondi PLC	128,535	2,252,468
Persimmon PLC	69,221	1,029,596
Rio Tinto PLC - ADR	212,400	14,135,220
Taylor Wimpey PLC	959,015	1,407,366
Tesco PLC	2,210,669	7,319,626
Vodafone Group PLC - ADR	1,418,115	13,642,266
		78,114,009
TOTAL COMMON STOCKS (Cost $685,928,391)		739,957,198
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$2,118,064	2,118,064
TOTAL SHORT-TERM INVESTMENTS (Cost $2,118,064)		2,118,064
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	45,133,873	45,133,873
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $45,133,873)		45,133,873

Total Investments (Cost $733,180,328) - 105.8%		787,209,135
Liabilities in Excess of Other Assets - (5.8)%		(43,212,563)
TOTAL NET ASSETS - 100.0%		$743,996,572

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $44,890,607 or 6.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 739,957,198	$ -	$ -	$ -	$ 739,957,198
Short-Term Investments	2,118,064	-	-	-	2,118,064
Investments Purchased with Proceeds from Securities Lending	-	-	-	45,133,873	45,133,873
Total Investments in Securities	$ 742,075,262	$ -	$ -	$ 45,133,873	$ 787,209,135
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.